Finance Leases - Schedule of Carrying Amount and Maturities of Capital Lease Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule Of Capital Leases [Line Items]
Total payable	$ 629,818
Interest	(149,960)
Net payable	479,858
2013 [Member]
Schedule Of Capital Leases [Line Items]
Total payable	189,992
Interest	(57,902)
Net payable	132,090
2014 [Member]
Schedule Of Capital Leases [Line Items]
Total payable	162,221
Interest	(40,822)
Net payable	121,399
2015 [Member]
Schedule Of Capital Leases [Line Items]
Total payable	115,445
Interest	(26,464)
Net payable	88,981
2016 [Member]
Schedule Of Capital Leases [Line Items]
Total payable	78,078
Interest	(15,718)
Net payable	62,360
2017 [Member]
Schedule Of Capital Leases [Line Items]
Total payable	58,807
Interest	(7,810)
Net payable	50,997
Year 2018 And Later [Member]
Schedule Of Capital Leases [Line Items]
Total payable	25,275
Interest	(1,244)
Net payable	$ 24,031